TCW/DW TERM TRUST 2003
LETTER TO THE SHAREHOLDERS March 31, 1997

                               Two World Trade Center, New York, New York 10048

DEAR SHAREHOLDER:

For the fiscal year ended March 31, 1997, the net asset value of TCW/DW Term Trust 2003 increased from $8.88 to $8.97 per share. Based on this change, and assuming reinvestment of dividends totaling approximately $0.59 per share, the Trust's total return for the fiscal year from April 1, 1996 through March 31, 1997 was 9.01 percent. Over the same period, the market price of the Trust's shares on the New York Stock Exchange (NYSE) increased from $7.25 to $7.875 per share. Based on this change, and assuming reinvestment of dividends, the Trust's total return for the fiscal year was 17.22 percent. This strong investment performance is largely attributable to the narrowing of Trust's market discount to net asset value from 18 percent to 12 percent during the period.

The Trust raised its monthly dividend in August 1996 from $0.0450 to $0.0485 per share. In February 1997, the monthly dividend was increased further to $0.0525. Both increases reflect an increase in portfolio earnings. This earnings increase is largely attributable to the decline in short-term interest rates over the past 18 months.

THE MARKET

In response to continuing signs of economic growth, the financial markets saw a modest sell off of securities over the past year. Unemployment claims moved lower, there was a strong gain in manufacturing activity and reports of higher retail sales indicate that consumer spending is fueling further expansion. These strong economic data prompted the Federal Reserve Board to tighten monetary policy by 25 basis points (0.25 percentage points) on March 25, 1997.

According to the Trust's investment adviser, TCW Funds Management, Inc.
(TCW), the recent rise in long-term interest rates reduced home mortgage prepayment risk, which helped the mortgage-backed sector's recent performance. The issuance of new collateralized mortgage obligations (CMOs) is currently at a fraction of the volume generated in previous years, lending support to mortgage yield spreads.

TCW/DW TERM TRUST 2003
LETTER TO THE SHAREHOLDERS, continued

THE PORTFOLIO

Approximately 69 percent of the Trust's assets is invested in AAA-rated mortgage pass-through securities or CMOs. An additional 19 percent is invested in inverse floating rate CMOs issued by U.S. government agencies. Inverse floaters have coupons that reset by a multiple in a direction opposite that of a specified index. The remaining 12 percent are invested in AAA-rated municipal bonds and short-term investments. The municipal bond holdings play an important role as the Trust seeks to achieve its objective of returning the original $10 offering price to shareholders at maturity. On March 31, 1997, the Trust's degree of leverage (the ratio of debt to assets) was 32 percent of total assets.

LOOKING AHEAD

TCW remains generally positive regarding the mortgage-backed sector's long-term prospects. Although overall economic activity is still robust, real interest rates remain at historically high levels. (In the past, periods of strong bond market performance have correlated with high real rates of interest). The Trust's net asset and NYSE market values will continue to fluctuate as both respond to changes in market conditions and interest rates. Many analysts feel that a benign inflationary environment should temper the severity of any future central bank actions.

We would like to remind you that the Trustees have approved a procedure whereby the Trust may attempt, when appropriate, to reduce or eliminate a market value discount from net asset value by repurchasing shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the fiscal year under review, the Trust purchased 6,341,900 shares of common stock at a weighted average market discount of 14.66 percent.

We appreciate your support of TCW/DW Term Trust 2003 and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

TCW/DW TERM TRUST 2003
RESULTS OF ANNUAL MEETING (unaudited)

                                    * * *

On October 29, 1996, an annual meeting of the Trust's shareholders was held for the purpose of voting on three separate matters, the results of which were as follows:

(1) Election of Trustees:

Richard M. DeMartini
  For............................................................  74,836,843
  Withheld.......................................................   2,104,857
Thomas E. Larkin, Jr.
  For............................................................  74,823,668
  Withheld.......................................................   2,118,032

The following Trustees were not standing for reelection at this meeting:
John C. Argue, Charles A. Fiumefreddo, John R. Haire, Dr. Manuel H. Johnson, Michael E. Nugent, John L. Schroeder and Marc I. Stern.

(2) Continuance of the Currently Effective Investment Advisory Agreement between the Trust and TCW Funds Management, Inc.:

  For............................................................  69,643,044
  Against .......................................................   3,832,187
  Abstain .......................................................   3,466,469

(3) Ratification of Price Waterhouse LLP as Independent Accountants:

  For............................................................  72,435,676
  Against .......................................................   2,498,168
  Abstain .......................................................   2,007,856

In addition, a shareholder proposal to amend the Trust's Declaration of Trust to require each Trustee, within 30 days of election, to become a shareholder of the Trust failed to obtain the necessary quorum of a majority of shares outstanding and entitled to vote at the meeting. Although no quorum was obtained, the following represents the total of the shares whose votes returned to the Trust prior to the meeting.

                                                        PERCENTAGE OF
            VOTE             NO. OF SHARES           OUTSTANDING SHARES
            ----             -------------           ------------------
           For                14,364,802                  13.95%
           Against            29,754,225                  28.89%
           Abstain             3,634,101                   3.53%

TCW/DW TERM TRUST 2003
PORTFOLIO OF INVESTMENTS March 31, 1997

 PRINCIPAL
 AMOUNT IN                                                                     COUPON   MATURITY
 THOUSANDS                                                                      RATE      DATE        VALUE
----------------------------------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (124.9%)
            U.S. GOVERNMENT AGENCIES (92.1%)
   $7,150   Federal Home Loan Mortgage Corp. 1409 S (PAC) ...................  10.64 +%  11/15/07   $ 6,470,750
   70,000   Federal Home Loan Mortgage Corp. 1465 G (PAC)++ .................   7.00     12/15/07    68,315,142
   11,000   Federal Home Loan Mortgage Corp. 1479 M (PAC) ...................   7.50     10/15/22    10,305,702
    8,100   Federal Home Loan Mortgage Corp. 1498 N (PAC)++ .................   7.50     04/15/23     7,558,371
   11,600   Federal Home Loan Mortgage Corp. 1504 B (PAC) ...................   7.00     12/15/22    10,567,689
   20,594   Federal Home Loan Mortgage Corp. 1505 LA ........................   7.00     08/15/22    19,275,941
   21,675   Federal Home Loan Mortgage Corp. 1507 L .........................   7.00     10/15/22    20,276,269
   11,289   Federal Home Loan Mortgage Corp. 1517 O (PAC) ...................   7.50     01/15/23    10,556,258
    9,700   Federal Home Loan Mortgage Corp. 1522 K++ .......................   6.50     12/15/22     8,735,265
    2,406   Federal Home Loan Mortgage Corp. 1524 SA ........................   8.50 +   05/15/08     2,203,859
    5,637   Federal Home Loan Mortgage Corp. 1527 QD ........................   7.50     01/15/07     5,716,791
   17,099   Federal Home Loan Mortgage Corp. 1535 B .........................   7.00     01/15/23    16,040,468
    8,166   Federal Home Loan Mortgage Corp. 1539 SA ........................   7.631+   06/15/08     6,445,901
   42,385   Federal Home Loan Mortgage Corp. 1542 N (PAC)++ .................   7.00     01/15/22    40,152,141
   38,223   Federal Home Loan Mortgage Corp. 1543 UG (PAC)++ ................   7.00     01/15/23    35,857,162
   17,005   Federal Home Loan Mortgage Corp. 1544 M .........................   7.904+   07/15/08    13,391,237
    8,461   Federal Home Loan Mortgage Corp. 1556 SA ........................   9.506+   08/15/13     6,763,085
   12,360   Federal Home Loan Mortgage Corp. 1563 SA ........................   8.079+   08/15/08     9,996,150
   16,914   Federal Home Loan Mortgage Corp. 1565 IB (TAC) ..................   5.80 +   08/15/08    13,044,794
   17,355   Federal Home Loan Mortgage Corp. 1576 SA ........................   5.290+   09/15/08    11,269,588
   32,363   Federal Home Loan Mortgage Corp. 1602 PW++ ......................   6.50     12/15/21    31,058,467
   14,268   Federal Home Loan Mortgage Corp. 1604 S .........................   5.909+   11/15/08    12,352,551
   14,945   Federal Home Loan Mortgage Corp. 1606 KD (PAC) ..................   7.249+   11/15/08    13,646,072
   39,760   Federal Home Loan Mortgage Corp. G 15 PA++ ......................   7.00     12/25/21    37,556,680
    6,710   Federal National Mortgage Assoc. 1993-101 SA (TAC) ..............   9.227+   06/25/08     6,240,245
    6,394   Federal National Mortgage Assoc. 1993-101 SB (TAC) ..............  11.017+   06/25/08     5,924,857
    4,526   Federal National Mortgage Assoc. 1993-114 SC ....................   9.00 +   07/25/08     3,927,912
   32,200   Federal National Mortgage Assoc. 1993-121 B++ ...................   7.00     03/25/23    30,313,978
   19,250   Federal National Mortgage Assoc. 1993-135 S .....................   6.499+   07/25/08    13,884,062
   12,570   Federal National Mortgage Assoc. 1993-135 SB ....................   6.685+   06/25/08     9,183,729
   26,400   Federal National Mortgage Assoc. 1993-141 B++ ...................   7.00     04/25/23    24,850,766
    9,344   Federal National Mortgage Assoc. 1993-141 SA ....................  10.00 +   03/25/23     8,684,271
   31,579   Federal National Mortgage Assoc. 1993-165 SM (TAC) ..............   6.811+   05/25/23    24,421,580
   11,590   Federal National Mortgage Assoc. 1993-173 S .....................   5.625+   09/25/08     9,405,891
   71,000   Federal National Mortgage Assoc. 1993-21 H (PAC)++ ..............   7.00     03/25/22    68,285,088
   12,210   Federal National Mortgage Assoc. 1993-20 L ......................   7.00     12/25/22    11,470,898
    7,210   Federal National Mortgage Assoc. 1993-24 C (PAC) ................   7.50     09/25/22     7,027,443
   26,250   Federal National Mortgage Assoc. 1993-206 N++ ...................   6.50     11/25/23    24,018,445
    6,934   Federal National Mortgage Assoc. 1993-233 J .....................   6.00     06/25/08     6,606,708
   12,236   Federal National Mortgage Assoc. 1993-40 K ......................   7.00     04/25/08    11,604,941
   15,398   Federal National Mortgage Assoc. 1993-41 C (PAC) ................   7.00     03/25/21    14,733,085
    9,907   Federal National Mortgage Assoc. 1993-63 SD (TAC) ...............   8.132+   05/25/08     8,343,265

                      SEE NOTES TO FINANCIAL STATEMENTS


TCW/DW TERM TRUST 2003
PORTFOLIO OF INVESTMENTS March 31, 1997, continued

 PRINCIPAL
 AMOUNT IN                                                                     COUPON   MATURITY
 THOUSANDS                                                                      RATE      DATE        VALUE
----------------------------------------------------------------------------------------------------------------
   $4,854   Federal National Mortgage Assoc. 1993-65 SC .....................   8.869+%  06/25/12   $ 4,265,777
   15,947   Federal National Mortgage Assoc. 1993-72 S ......................   7.30 +   05/25/08    12,488,258
   12,823   Federal National Mortgage Assoc. 1993-72 SA .....................   8.750+   05/25/08    11,252,358
    6,579   Federal National Mortgage Assoc. 1993-86 SD .....................  10.301+   05/25/08     5,902,547
    9,019   Federal National Mortgage Assoc. 1993-93 SA .....................  10.448+   05/25/08     7,987,628
   13,292   Federal National Mortgage Assoc. 1993-95 SE .....................  10.505+   06/25/08    11,804,685
   10,000   Federal National Mortgage Assoc. 1993-98 N ......................   7.00     06/25/23     9,540,600
   13,093   Federal National Mortgage Assoc. 1993-196 SA ....................   8.242+   10/25/08    10,752,324
   37,790   Federal National Mortgage Assoc. G 1993-26 A++ ..................   7.00     07/25/23    36,007,044
                                                                                                  -------------
            TOTAL U.S. GOVERNMENT AGENCIES
            (Identified Cost $890,143,450)  ..................................................      816,484,718
                                                                                                  -------------
            PRIVATE ISSUES (32.8%)
    7,165   Bear Stearns Mortgage Securities, Inc. 1993-6 A7 (PAC) ..........   7.10     06/25/24     6,938,334
   14,026   Bear Stearns Mortgage Securities, Inc. 1993-8 A7 (PAC) ..........   7.50     08/25/24    13,966,390
   54,416   Bear Stearns Mortgage Securities, Inc. 1993-8 A11 (TAC) .........   7.50     08/25/24    51,025,557
   25,800   Chase Mortgage Finance Corp. 1993-G A10 (PAC) ...................   7.00     05/25/24    23,597,415
    4,784   First Boston Mortgage Securities Corp. 1993-5 A15 ...............   7.30     03/25/09     4,729,286
   36,683   General Electric Capital Mortgage Services 1994-1 A8 ............   6.50     01/25/24    31,294,418
   14,252   Prudential Home Mortgage Securities 1993-23 A12 (PAC) ...........   6.50     07/25/08    13,005,426
   27,363   Prudential Home Mortgage Securities 1993-35 A12 .................   6.75     09/25/08    25,057,631
   18,000   Prudential Home Mortgage Securities 1993-60 A3 (PAC) ............   6.75     12/25/23    15,962,627
   36,408   Resolution Funding Mortgage Securities I 1993-S 40 A8 (TAC) .....   6.75     11/25/23    33,275,747
    5,315   Ryland Mortgage Securities Corp. 1993-3 A7 (PAC) ................   6.712    08/25/08     4,786,378
   28,218   Salomon Brothers Mortgage Securities VII Inc. 1993-3 A7C ........   7.20     08/25/23    27,690,205
   40,500   Salomon Brothers Mortgage Securities VII Inc. 1993-5 A4 .........   7.362*   10/25/18    39,520,925
                                                                                                  -------------
            TOTAL PRIVATE ISSUES
            (Identified Cost $310,229,093)  ..................................................      290,850,339
                                                                                                  -------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Identified Cost $1,200,372,543) .................................................    1,107,335,057
                                                                                                  -------------
            U.S. GOVERNMENT AGENCIES MORTGAGE PASS-THROUGH SECURITIES (4.4%)
   10,693   Federal Home Loan Mortgage Corp. PC Gold++ ......................   6.00     06/01/08    10,064,945
    2,305   Federal National Mortgage Assoc. ................................   5.50     02/01/09     2,119,108
   23,208   Federal National Mortgage Assoc. ................................   6.50     06/01/00    22,612,890
    4,417   Federal National Mortgage Assoc. ................................   7.00     08/01/08     4,338,629
                                                                                                  -------------
            TOTAL U.S. GOVERNMENT AGENCIES MORTGAGE PASS-THROUGH SECURITIES
            (Identified Cost $41,082,574) ....................................................       39,135,572
                                                                                                  -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
PORTFOLIO OF INVESTMENTS March 31, 1997, continued

 PRINCIPAL
 AMOUNT IN                                                                     COUPON   MATURITY
 THOUSANDS                                                                      RATE      DATE        VALUE
----------------------------------------------------------------------------------------------------------------
            MUNICIPAL BONDS (16.7%)
            Educational Facilities Revenue (3.6%)
   $5,000   Maricopa County Unified School District #41, Arizona Gilbert
            Refg (FGIC) .....................................................   0.00%    01/01/03   $ 3,774,550
    6,465   Maricopa County Unified School District #97, Arizona Deer Valley
            Refg  (Secondary MBIA) ..........................................   0.00     07/01/04     4,503,389
    6,000   Maricopa County Unified School District #28, Arizona Kyrene
            Elementary  Refg Ser 1993 B (FGIC) ..............................   0.00     07/01/04     4,179,480
   11,445   Houston Independent School District, Texas, Refg ................   0.00     08/15/04     7,867,064
            Spring Independent School District, Texas,
    8,205    Refg Ser 1993  .................................................   0.00     02/15/03     6,121,915
    8,100    Refg Ser 1993  .................................................   0.00     02/15/04     5,711,148
                                                                                                  -------------
                                                                                                     32,157,546
                                                                                                  -------------
            Electric Revenue (4.0%)
   12,840   Austin, Texas, Combined Ser A (MBIA) ............................   0.00     11/15/02     9,753,778
    5,200   Lower Colorado River Authority, Texas, Jr Lien 4th Ser (FGIC) ...   0.00     01/01/04     3,689,296
            San Antonio, Texas,
   12,700    Electric & Gas Refg Ser A (AMBAC) ..............................   0.00     02/01/03     9,494,139
   17,500    Electric & Gas Refg Ser A (AMBAC) ..............................   0.00     02/01/04    12,363,400
                                                                                                  -------------
                                                                                                     35,300,613
                                                                                                  -------------
            General Obligation (4.4%)
   19,650   North Slope Boro, Alaska, Ser 1992 A (MBIA) .....................   0.00     06/30/02    15,162,136
    5,000   Scottsdale, Arizona, Refg (Secondary MBIA) ......................   0.00     07/01/04     3,482,900
            Port of Oakland, California
    3,000    Refg Ser 1993 F (MBIA) .........................................   0.00     11/01/03     2,184,090
    3,500    Refg Ser 1993 F (MBIA) .........................................   0.00     11/01/04     2,410,275
    6,500   New Orleans, Louisiana, Refg (AMBAC) ............................   0.00     09/01/04     4,457,895
   16,000   Pennsylvania, Second Ser 1992 (Secondary MBIA) ..................   0.00     07/01/04    11,105,920
                                                                                                  -------------
                                                                                                     38,803,216
                                                                                                  -------------
            Hospital Revenue (0.8%)
   10,000   California Statewide Communities Development Authority,
             UniHealth Ser A (AMBAC) ........................................   0.00     10/01/04     6,889,500
                                                                                                  -------------
            Other Revenue (1.7%)
    5,460   Rosemont, Illinois, Tax Increment Ser C-3 (FGIC) ................   0.00     12/01/03     3,902,863
   16,040   Texas State Public Finance Authority, Refg Ser 1990 (MBIA) ......   0.00     02/01/05    10,688,254
                                                                                                  -------------
                                                                                                     14,591,117
                                                                                                  -------------
            Water & Sewer Revenue (2.2%)
            Houston, Texas,
   10,000    Water & Sewer Jr Lien Ser C (AMBAC) ............................   0.00     12/01/03     7,171,400
   18,640    Water & Sewer Jr Lien Ser C (AMBAC) ............................   0.00     12/01/04    12,622,449
                                                                                                  -------------
                                                                                                     19,793,849
                                                                                                  -------------
            TOTAL MUNICIPAL BONDS (Identified Cost $143,496,978)  ............................      147,535,841
                                                                                                  -------------

                       SEE NOTES TO FINANCIAL STATEMENTS


TCW/DW TERM TRUST 2003
PORTFOLIO OF INVESTMENTS March 31, 1997, continued

 PRINCIPAL
 AMOUNT IN                                                                     COUPON   MATURITY
 THOUSANDS                                                                      RATE      DATE         VALUE
----------------------------------------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS (0.7%)
            U.S. GOVERNMENT AGENCY (a) (0.2%)
   $1,500   Federal Home Loan Mortgage Corp.
             (Amortized Cost $1,496,140) ....................................  5.45 %    04/18/97   $ 1,496,140
                                                                                                  -------------
            REPURCHASE AGREEMENT (0.5%)
    4,825   The Bank of New York (dated 03/31/97; proceeds $4,826,027;
              collateralized by $4,955,042 Federal Home Loan Banks
              6.04% due 08/13/98 valued at $4,921,813)
              (Identified Cost $4,825,307)  .................................  5.375     04/01/97     4,825,307
                                                                                                  -------------
            TOTAL SHORT-TERM INVESTMENTS
            (Identified Cost $6,321,447) .....................................................        6,321,447
                                                                                                  -------------
            TOTAL INVESTMENTS (Identified Cost $1,391,273,542) (b) ....................  146.7%   1,300,327,917
            LIABILITIES IN EXCESS OF OTHER ASSETS .....................................  (46.7)    (413,710,061)
                                                                                                  -------------

            NET ASSETS  ...............................................................  100.0%    $886,617,856
                                                                                                  =============

--------------
PC        Participation Certificate.
PAC       Planned Amortization Class.
TAC       Targeted Amortization Class.
+ Inverse floater: interest rate moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index), typically at a multiple of the changes of the relevant index rate.
++ Some or all of these securities are pledged in connection with reverse repurchase agreements.
*         Floating rate security. Rate shown is the rate in effect at March
          31, 1997.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $4,105,661 and the aggregate gross unrealized depreciation is $95,051,286, resulting in net unrealized depreciation of $90,945,625.

Bond Insurance:
---------------
AMBAC     AMBAC Indemnity Corporation.
FGIC      Financial Guaranty Insurance Company.
MBIA      Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1997

ASSETS:
Investments in securities, at value
 (identified cost $1,391,273,542) .................................... $1,300,327,917
Interest receivable ..................................................      6,991,819
Deferred organizational expenses .....................................          6,812
Prepaid expenses .....................................................         79,156
                                                                       --------------
  TOTAL ASSETS .......................................................  1,307,405,704
                                                                       --------------
LIABILITIES:
Reverse repurchase agreements ........................................    418,356,000
Payable for:
 Interest ............................................................      1,396,558
 Shares of beneficial interest repurchased ...........................        401,500
 Management fee ......................................................        300,098
 Investment advisory fee .............................................        200,065
Accrued expenses .....................................................        133,627
Contingencies (Note 9)................................................             --
                                                                       --------------
   TOTAL LIABILITIES .................................................    420,787,848
                                                                       --------------
NET ASSETS:
Paid-in-capital ......................................................    948,907,344
Net unrealized depreciation...........................................    (90,945,625)
Accumulated undistributed net investment income ......................     33,371,530
Accumulated net realized loss ........................................     (4,715,393)
                                                                       --------------
  NET ASSETS ......................................................... $  886,617,856
                                                                       ==============

NET ASSET VALUE PER SHARE,
  98,797,740 shares outstanding (unlimited shares authorized of $.01
  par value) .........................................................          $8.97
                                                                                =====

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
For the year ended March 31, 1997

NET INVESTMENT INCOME:
INTEREST INCOME........................   $98,025,540
                                        -------------
EXPENSES
Management fee.........................     3,571,053
Investment advisory fee................     2,380,702
Transfer agent fees and expenses ......       346,777
Registration fees......................       100,498
Professional fees .....................        99,957
Insurance expenses ....................        98,884
Shareholder reports and notices  ......        64,584
Custodian fees ........................        55,396
Trustees' fees and expenses ...........        33,859
Service fees ..........................        33,066
Organizational expenses ...............         6,320
Other .................................         9,190
                                        -------------
  TOTAL OPERATING EXPENSES ............     6,800,286
Interest Expense ......................    22,085,935
                                        -------------
  TOTAL EXPENSES.......................    28,886,221
                                        -------------
  NET INVESTMENT INCOME................    69,139,319
NET CHANGE IN UNREALIZED DEPRECIATION      (7,930,740)
                                        -------------
NET INCREASE ..........................   $61,208,579
                                        =============

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                         FOR THE YEAR    FOR THE YEAR
                                                            ENDED           ENDED
                                                        MARCH 31, 1997  MARCH 31, 1996
--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .................................   $ 69,139,319   $ 66,986,679
Net realized loss .....................................        --            (295,785)
Net change in unrealized depreciation .................     (7,930,740)    86,800,987
                                                          ------------   ------------
  NET INCREASE ........................................     61,208,579    153,491,881
Dividends from net investment income ..................    (59,785,102)   (58,589,855)
Net decrease from transactions in shares of beneficial
 interest .............................................    (48,504,089)   (43,280,134)
                                                          ------------   ------------
  NET INCREASE (DECREASE) .............................    (47,080,612)    51,621,892
NET ASSETS:
Beginning of period....................................    933,698,468    882,076,576
                                                          ------------   ------------
  END OF PERIOD
   (Including undistributed net investment income of
   $33,371,530 and $24,017,313, respectively)  ........   $886,617,856   $933,698,468
                                                          ============   ============

                      SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
FINANCIAL STATEMENTS, continued

STATEMENT OF CASH FLOWS
For the year ended March 31, 1997

INCREASE (DECREASE) IN CASH:
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net investment income ................................................   $ 69,139,319
Adjustments to reconcile net investment income to net cash provided by  operating activities:
Decrease in receivables and other assets related to operations  ......        118,303
Increase in payables related to operations ...........................          4,132
Net amortization of discount/premium .................................     (7,469,030)
                                                                       --------------
  NET CASH PROVIDED BY OPERATING ACTIVITIES ..........................     61,792,724
                                                                       --------------
CASH FLOWS PROVIDED BY INVESTING ACTIVITIES:
Principal prepayments of investments .................................     20,972,865
Net purchases of short-term investments ..............................     (4,905,898)
                                                                       --------------
  NET CASH PROVIDED BY INVESTING ACTIVITIES ..........................     16,066,967
                                                                       --------------
CASH FLOWS USED FOR FINANCING ACTIVITIES:
Net payments for shares of beneficial interest repurchased  ..........    (48,438,314)
Net proceeds from the issuance of reverse repurchase agreements  .....     30,345,000
Dividends to shareholders from net investment income .................    (59,785,102)
                                                                       --------------
  NET CASH USED FOR FINANCING ACTIVITIES..............................    (77,878,416)
                                                                       --------------
NET DECREASE IN CASH .................................................        (18,725)
CASH AT BEGINNING OF PERIOD ..........................................         18,725
                                                                       --------------
CASH BALANCE AT END OF PERIOD ........................................   $         --
                                                                       ==============
Cash paid during the period for interest .............................   $ 21,951,855
                                                                       ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
NOTES TO FINANCIAL STATEMENTS March 31, 1997

1. ORGANIZATION AND ACCOUNTING POLICIES

TCW/DW Term Trust 2003 (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income and return $10 per share to shareholders on the termination date. The Trust seeks to achieve its objective by investing in high quality fixed-income securities. The Trust was organized as a Massachusetts business trust on January 20, 1993 and commenced operations on April 29, 1993. The Trust will distribute substantially all of its net assets on or about December 31, 2003 and will then terminate.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by TCW Funds Management, Inc. (the "Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

TCW/DW TERM TRUST 2003
NOTES TO FINANCIAL STATEMENTS March 31, 1997, continued

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc., an affiliate of Dean Witter Services Company Inc. (the "Manager"), paid the organizational expenses in the amount of approximately $31,600 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. MANAGEMENT AGREEMENT

Pursuant to a Management Agreement, the Trust pays the Manager a management fee, accrued weekly and payable monthly, by applying the annual rate of 0.39% to the Trust's weekly net assets.

Under the terms of the Management Agreement, the Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Manager. The Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement the Trust pays the Adviser an advisory fee, accrued weekly and payable monthly, by applying the annual rate of 0.26% to the Trust's weekly net assets.

TCW/DW TERM TRUST 2003
NOTES TO FINANCIAL STATEMENTS March 31, 1997, continued

Under the terms of the Investment Advisory Agreement, the Trust has retained the Adviser to invest the Trust's assets, including placing orders for the purchase and sale of portfolio securities. The Adviser obtains and evaluates such information and advice relating to the economy, securities markets and specific securities as it considers necessary or useful to continuously manage the assets of the Trust in a manner consistent with its investment objective. In addition, the Adviser pays the salaries of all personnel, including officers of the Trust, who are employees of the Adviser.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The proceeds from prepayments of portfolio securities, excluding short-term investments, for the year ended March 31, 1997 were $20,972,865.

Dean Witter Trust Company, an affiliate of the Manager, is the Trust's transfer agent. At March 31, 1997, the Trust had transfer agent fees and expenses payable of approximately $43,100.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                         CAPITAL
                                                                                                         PAID IN
                                                                                          PAR VALUE     EXCESS OF
                                                                              SHARES      OF SHARES     PAR VALUE
                                                                          -------------- ------------ --------------
Balance, March 31, 1995                                                     110,834,540   $1,108,345  $1,039,583,222
Treasury shares purchased and retired (weighted average discount 14.75%)*    (5,694,900)     (56,949)    (43,223,185)
                                                                          -------------- ------------ --------------
Balance, March 31, 1996                                                     105,139,640    1,051,396     996,360,037
Treasury shares purchased and retired (weighted average discount 14.66%)*    (6,341,900)     (63,419)    (48,440,670)
                                                                          -------------- ------------ --------------
Balance, March 31, 1997                                                      98,797,740   $  987,977  $  947,919,367
                                                                          ============== ============ ==============

--------------
* The Trustees have voted to retire the shares purchased.

6. FEDERAL INCOME TAX STATUS

At March 31, 1997 the Trust had a net capital loss carryover of approximately $4,715,000, which will be available to offset future capital gains to the extent provided by regulations.

7. REVERSE REPURCHASE AND DOLLAR ROLL AGREEMENTS

Reverse repurchase and dollar roll agreements involve the risk that the market value of the securities the Trust is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase or dollar roll agreement files for bankruptcy or becomes insolvent, the Trust's use of proceeds may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Trust's obligation to repurchase the securities.

TCW/DW TERM TRUST 2003
NOTES TO FINANCIAL STATEMENTS March 31, 1997, continued

Reverse repurchase agreements are collateralized by Trust securities with a market value in excess of the Trust's obligation under the contract. At March 31, 1997, securities valued at $428,490,285 were pledged as collateral.

At March 31, 1997, the reverse repurchase agreements outstanding were $418,356,000 with a weighted interest rate of 5.50% maturing within 44 days. The maximum and average daily amounts outstanding during the period were $420,904,000 and $402,062,953, respectively. The weighted average interest rate during the period was 5.42%.

8. DIVIDENDS

The Trust declared the following dividends from net investment income:

 DECLARATION    AMOUNT PER      RECORD         PAYABLE
     DATE         SHARE          DATE            DATE
-------------- ------------ --------------- --------------
March 25, 1997    $0.0525     April 4, 1997  April 18, 1997
April 29, 1997    $0.0525      May 9, 1997    May 23, 1997

9. LITIGATION

Four purported class actions have been filed in the Superior Court for the State of California, County of Orange, against some of the Trust's Trustees and officers, one of its underwriters, the lead representative of its underwriters, the Adviser, the Manager and other defendants but not against the Trust by certain shareholders of the Trust and other trusts for which the defendants act in similar capacities. These plaintiffs generally allege violations of state statutory and common law in connection with the marketing of the Trust to customers of one of the underwriters. Damages, including punitive damages, are sought in an unspecified amount. On or about October 20, 1995, the plaintiffs filed an amended complaint consolidating these four actions. The defendants thereafter filed answers and affirmative defenses to the consolidated amended complaint. The defendants' answers deny all of the material allegations of the plaintiffs' complaint. In 1996, the plaintiffs voluntarily dismissed, without prejudice, their claims against two defendants who were independent Trustees of the Trust. In March 1997, all of the remaining defendants in the litigation filed motions for judgment on the pleadings, seeking dismissal of all of the claims asserted against them. The defendants' motions were fully briefed by all parties and were the subject of a hearing before the Court on April 18, 1997. As of May 6, 1997, the motions were still under submission with the Court and no ruling had yet been entered in connection with those motions. Certain of the defendants in these suits have asserted their right to indemnification from the Trust. The ultimate outcome of these matters is not presently determinable, and no provision has been made in the Trust's financial statements for the effect, if any, of such matters.

TCW/DW TERM TRUST 2003
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                               FOR THE PERIOD
                                                  FOR THE YEAR ENDED MARCH 31, APRIL 29, 1993*
                                                  ----------------------------     THROUGH
                                                    1997     1996      1995    MARCH 31, 1994
------------------------------------------------- -------- -------- ---------- ---------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period..............  $ 8.88   $ 7.96   $  8.81      $ 9.40
                                                    ------   ------   -------      ------
Net investment income.............................    0.70     0.63      0.71        0.66
Net realized and unrealized gain (loss)...........   (0.10)    0.76     (0.88)      (0.62)
                                                    ------   ------   -------      ------
Total from investment operations..................    0.60     1.39     (0.17)       0.04
                                                    ------   ------   -------      ------
Less dividends and distributions from:
 Net investment income............................   (0.59)   (0.54)    (0.62)      (0.62)
 Net realized gain................................     -        -       (0.06)        -
                                                    ------   ------   -------      ------
Total dividends and distributions.................   (0.59)   (0.54)    (0.68)      (0.62)
                                                    ------   ------   -------      ------
Anti-dilutive effect of acquiring treasury
 shares...........................................    0.08     0.07       -           -
                                                    ------   ------   -------      ------
Less offering costs charged against capital ......     -        -         -         (0.01)
                                                    ------   ------   -------      ------
Net asset value, end of period....................  $ 8.97   $ 8.88   $  7.96      $ 8.81
                                                    ======   ======   =======      ======
Market value, end of period.......................  $7.875   $ 7.25   $  6.75      $8.875
                                                    ======   ======   =======      ======
TOTAL INVESTMENT RETURN+..........................   17.22%   15.39%   (17.00)%     (4.33)%(1)
RATIOS TO AVERAGE NET ASSETS:
Operating expenses................................    0.74%    0.77%     0.76%       0.73%(2)
Interest expense..................................    2.42%    2.36%     2.42%       1.06%(2)
Total expenses....................................    3.16%    3.13%     3.18%       1.79%(2)
Net investment income.............................    7.57%    6.98%     9.37%       7.61%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in millions............    $887     $934      $882        $976
Portfolio turnover rate...........................     -  %       1%      -  % ++      53%(1)

--------------
*      Commencement of operations.
+ Total investment return is based upon the current market value on the first day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
++     Less than 0.5%.
(1)    Not annualized.
(2)    Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TCW/DW TERM TRUST 2003
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF TCW/DW TERM TRUST 2003

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of changes in net assets, and of cash flows and the financial highlights present fairly, in all material respects, the financial position of TCW/DW Term Trust 2003 (the "Trust") at March 31, 1997, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period April 29, 1993 (commencement of operations) through March 31, 1994, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
May 12, 1997

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







































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

TRUSTEES

John C. Argue
Richard M. DeMartini
Charles A. Fiumefreddo
John R. Haire
Dr. Manuel H. Johnson
Thomas E. Larkin, Jr.
Michael E. Nugent
John L. Schroeder
Marc L. Stern

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Thomas E. Larkin, Jr.
President

Barry Fink
Vice President, Secretary and
General Counsel

Philip A. Barach
Vice President

Jeffrey E. Gundlach
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

MANAGER

Dean Witter Services Company Inc.

ADVISER

TCW Funds Management, Inc.


TCW/DW

TERM TRUST
2003


ANNUAL REPORT
MARCH 31, 1997